INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED February 28, 2024,
 AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
(the “Fund”)

Important Notice Regarding Changes in the Name, Underlying Index, Index Provider, Investment Objective, Principal Investment Strategies, and Unitary Management Fee of the Fund

At a meeting held on December 13, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, underlying index, index provider, investment objective, principal investment strategies and unitary management fee of the Fund. These changes will be effective on or about March 24, 2025 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name Change. The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. ETF.

2.) Underlying Index and Index Provider Change. RAFI™ Indices, LLC (the “Index Provider”) will become the sole index provider of a new underlying index (the “New Underlying Index”) for the Fund. The New Underlying Index will replace the Fund’s current underlying index, as set forth in the table below.

Current Underlying Index	New Underlying Index
FTSE RAFI Developed ex-U.S. 1000 Index	RAFI Fundamental Select Developed ex US 1000 Index

3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.

4.) Principal Investment Strategies Change. The Fund generally will invest at least 90% of its total assets in securities that comprise the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is comprised of approximately 1,000 common stocks and is designed to track the performance of the largest developed market companies, excluding U.S. companies, based on the following four fundamental measures of company size: book value plus intangibles, adjusted cash flow, adjusted sales, dividend plus buybacks. To be eligible for inclusion in the New Underlying Index, a stock must be part of the RAFI Global Equity Investable Universe (GEIU), which is the starting point for all index strategies available through the Provider. The New Underlying Index identifies large-sized developed, excluding U.S., companies by calculating an overall weight (a “fundamental value”) for each company by weighting each of the four fundamental measures. The Index Provider then calculates a free-float adjustment for each company. The New Underlying Index includes the securities with the top 1,000 free-float adjusted fundamental weight. Each security is weighted proportionate to its fundamental value. The New Underlying Index is rebalanced quarterly, after the close of trading on the third Friday of March, June, September and December.

6.) Unitary Management Fee Reduction. The Fund’s annual unitary management fee will be reduced to 0.43% of the Fund’s average daily net assets.

Please Retain This Supplement For Future Reference.

P-PXF-SUMSTATSAI-SUP 121624

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI Emerging Markets ETF (PXH)
(the “Fund”)

Important Notice Regarding Changes in the Name, Underlying Index, Index Provider, Investment Objective, Principal Investment Strategy, and Unitary Management Fee of the Fund

At a meeting held on December 13, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, underlying index, index provider, investment objective, principal investment strategy, and unitary management fee of the Fund. These changes will be effective on or about March 24, 2025 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name Change. The Fund’s name will change to Invesco RAFI Emerging Markets ETF.

2.) Underlying Index and Index Provider Change. RAFI™ Indices, LLC (the “Index Provider”) will become the sole index provider of a new underlying index (the “New Underlying Index”) for the Fund. The New Underlying Index will replace the Fund’s current underlying index, as set forth in the table below.

Current Underlying Index	New Underlying Index
FTSE RAFI Emerging Index	RAFI Fundamental Select Emerging Markets 350 Index

3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.

4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in securities that comprise the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is comprised of approximately 350 common stocks and is designed to track the performance of the largest emerging markets companies, as defined by the Index Provider, based on the following four fundamental measures of company size: book value plus intangibles, adjusted cash flow, adjusted sales, dividend plus buybacks. To be eligible for inclusion in the New Underlying Index, a stock must be part of the RAFI Global Equity Investable Universe (GEIU), which is the starting point for all index strategies available through the Index Provider. The New Underlying Index identifies large-sized emerging markets companies by calculating an overall weight (a “fundamental value”) for each company by weighting each of the four fundamental measures. The Index Provider then calculates a free-float adjustment for each company. The New Underlying Index includes the securities with the top 350 free-float adjusted fundamental weight. Each security is weighted proportionate to its fundamental value. The New Underlying Index is rebalanced quarterly, after the close of trading on the third Friday of March, June, September and December.

6.) Unitary Management Fee Reduction. The Fund’s annual unitary management fee will be reduced to 0.47% of the Fund’s average daily net assets.

Please Retain This Supplement For Future Reference.

P-PXH-SUMSTATSAI-SUP 121624

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2024,
 AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
(the “Fund”)

Important Notice Regarding Changes in the Name, Underlying Index, Index Provider, Investment Objective, Principal Investment Strategy, and Unitary Management Fee of the Fund

At a meeting held on December 13, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, underlying index, index provider, investment objective, principal investment strategy, and unitary management fee of the Fund. These changes will be effective on or about March 24, 2025 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name Change. The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF.

2.) Underlying Index and Index Provider Change. RAFI™ Indices, LLC (the “Index Provider”) will become the index provider of a new underlying index (the “New Underlying Index”) for the Fund. The New Underlying Index will replace the Fund’s current underlying index, as set forth in the table below.

Current Underlying Index	New Underlying Index
FTSE RAFI Developed ex-U.S. Mid Small 1500 Index	RAFI Fundamental Select Developed ex US 1500 Index

3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.

4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in securities that comprise the New Underlying Index.

5.) Description of New Underlying Index. The Index Provider compiles, maintains and calculates the New Underlying Index, which is comprised of approximately 1,500 common stocks and is designed to track the performance of small and mid-sized developed market companies, excluding U.S. companies, based on the following four fundamental measures of company size: book value plus intangibles, adjusted cash flow, adjusted sales, dividend plus buybacks. To be eligible for inclusion in the New Underlying Index, a stock must be part of the RAFI Global Equity Investable Universe (GEIU), which is the starting point for all index strategies available through the Index Provider. The New Underlying Index identifies small and mid-sized developed, excluding U.S., companies by calculating an overall weight (a “fundamental value”) for each company by weighting each of the four fundamental measures. The Index Provider then calculates a free-float adjustment for each company. The New Underlying Index includes the securities with the top 1,500 free-float adjusted fundamental weight, after excluding the top 1,000. Each security is weighted proportionate to its fundamental value. The New Underlying Index is rebalanced quarterly, after the close of trading on the third Friday of March, June, September and December.

6.) Unitary Management Fee Reduction. The Fund’s annual unitary management fee will be reduced to 0.47% of the Fund’s average daily net assets.

Please Retain This Supplement For Future Reference.

P-PDN-SUMSTATSAI-SUP 121624